Oct. 27, 2026
UBS GLOBAL ALLOCATION FUND | UBS GLOBAL ALLOCATION FUND
Investment objective
The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Fees and expenses

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts and waivers, as well as eligibility requirements for each share class, is available from your financial advisor and in “Managing your fund account” beginning on page 112 of this prospectus and in “Reduced sales charges, additional purchase, exchange and redemption information and other services” beginning on page 97 of the Fund’s statement of additional information (“SAI”). In addition to the fees and expenses described below, you may also be required to pay commissions or other fees to your broker for transactions in Class P shares. Shares of the Fund are available in a class other than Class P that has different fees and expenses.

Different intermediaries and financial professionals may make available different sales charge waivers or discounts. These variations are described in Appendix A beginning on page A‑1 of this prospectus.

Shareholder fees (fees paid directly from your investment)
	Class A	Class P
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	5.50%	None
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	None [1]	None

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class P
Management fees	0.80%	0.80%
Distribution and/or service (12b‑1) fees	0.25	None
Other expenses	0.51	0.49
Acquired fund fees and expenses	0.13	0.13
Total annual fund operating expenses[2]	1.69	1.42
Less management fee waiver/expense reimbursements[3]	0.36	0.34
Total annual fund operating expenses after management fee waiver/expense reimbursements[2,3]	1.33	1.08
[1]	Purchases of $1 million or more that were not subject to a front-end sales charge are subject to a 1% CDSC if sold within one year of the purchase date.
[2]

Since the “Acquired fund fees and expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore the amounts listed in “Total annual fund operating expenses” and “Total annual fund operating expenses after management fee waiver/expense reimbursements” will differ from those presented in the Financial highlights.

[3]

The Trust, with respect to the Fund, and UBS Asset Management (Americas) LLC, the Fund’s investment advisor and administrator (“UBS AM (Americas)” or the “Advisor”), have entered into a written agreement pursuant to which the Advisor has agreed to waive a portion of its management fees and/or to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund’s operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2027, do not exceed 1.20% for Class A shares and 0.95% for Class P shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund’s advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)’s three year recoupment rights will survive.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
Class A	$678	$1,020	$1,385	$2,410
Class P	110	416	744	1,673

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 77% of the average value of its portfolio, including TBA transactions, and 44% of the average value of its portfolio, excluding TBA transactions.

Principal strategies

Principal investments

In order to achieve the Fund’s objective, the Fund employs an asset allocation strategy that seeks to maximize total return. The Advisor does not represent or guarantee that the Fund will meet this total return goal.

Under normal circumstances, the Fund will invest in securities and derivatives to gain exposure to equity, fixed income, and alternative asset class securities, including, but not limited to, convertible bonds and real estate securities, including real estate investment trusts (“REITs”) and real estate operating companies. The Fund may gain exposure to issuers located within and outside the United States, including securities of issuers in both developed (including the United States) and emerging markets countries.

Investments in fixed income securities may include, but are not limited to, debt securities of governments throughout the world (including the United States), their agencies and instrumentalities, debt securities of corporations, mortgage-backed securities and asset-backed securities. The Fund may invest in securities of any maturity greater than one year and such securities may be either investment grade or high yield (lower-rated or “junk bonds”) securities. The Fund may invest in “to be announced” or “TBA” securities, which are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities.

Investments in equity securities may include, but are not limited to, common stock and preferred stock. The Fund may invest in other open-end investment companies advised by the Advisor and third-party passively managed exchanged-traded funds (“ETFs”) to gain exposure to certain asset classes. The Fund may also take active positions on volatility to generate returns or to hedge the Fund’s portfolio.

The Fund may, but is not required to, use exchange-traded or over-the-counter derivative instruments for risk management purposes or as part of the Fund’s investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indices. The derivatives in which the Fund may invest include index options, futures, forward agreements, swap agreements (including, interest rate, credit default and inflation swaps), equity participation notes and equity linked notes. All of these derivatives may be used for risk management purposes, such as hedging against a specific security or currency (except with respect to equity participation notes and equity linked notes), or to manage or adjust the risk profile of the Fund. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; to obtain exposure to certain markets; or to establish net short positions for individual markets, currencies or securities. Futures on indices, forward agreements, interest rate swaps and credit default swaps may also be used to adjust the Fund’s portfolio duration.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Under certain market conditions, the Fund may invest in companies at the time of their initial public offering (“IPO”).

Management process

The Advisor will manage the Fund’s portfolio using the following investment process as described below:

The strategy invests in the full spectrum of instruments and markets globally. The Advisor believes that the Advisor is able to improve the return outcome and risk management of the Fund by employing a well diversified strategy across a broad global opportunity set. Returns are generated from asset allocation across markets, currency and security selection.

Asset allocation decisions are primarily driven by UBS AM (Americas)’s assessment of valuation and prevailing market conditions in the United States and around the world. Using a systematic approach, the portfolio management team analyzes the asset classes and investments across equities, fixed income, and alternative asset classes (including currency), considering both fundamental valuation, economic and other market indicators. Regarding valuation, the Advisor evaluates whether asset classes and investments are attractively priced relative to fundamentals. The starting point is to assess the intrinsic value of an asset class, as determined by the fundamentals that drive an asset class’ future cash flow. The intrinsic value represents a long term anchor point to which the Advisor believes the asset class will eventually revert.

Fair value estimates of asset classes and markets are an output of UBS AM (Americas)’s proprietary valuation models. Discounting the asset’s future cash flow using a discount rate that appropriately reflects the inherent investment risk associated with holding the asset gives the asset’s fair value. The competitive advantage of the Advisor’s models lies in the quality and consistency of the inputs used and, therefore, the reliability of valuation conclusions. The discrepancy between actual market level and fair value (the price/value discrepancy) is the primary valuation signal used in identifying investment opportunities.

Next, the Advisor assesses additional market indicators and considers the effect that other determinants of economic growth and overall market volatility will have on each asset class. While in theory price/value discrepancies may resolve themselves quickly and linearly, in practice price/value discrepancy can grow larger before it resolves. While valuation models have proven effective at identifying longer-term price/value discrepancies, in the shorter term other factors can swamp valuation considerations. Thus, the Advisor incorporates an additional discipline in our idea generation process. The Advisor refers to this additional step in its idea generation process as market behavior analysis. Adding this step helps the Advisor to understand what other market indicators might drive the market towards or away from fundamental value. The Advisor performs systematic analysis of non-valuation drivers using models measuring sentiment, momentum and flows, market stress, the stage of the economic cycle, as well as an assessment of the general macroeconomic landscape. Conversely, valuation considerations tend to dominate when an asset class is substantially above or below fair value, but the Advisor recognizes that the use of market behavior analysis during these periods is very important to helping improve the timing in and out of these asset classes with very stretched valuations.

The asset allocation process is structured around the Active Multi-Asset Investment Committee (the “AMA IC”) meetings, which provides a forum for debate and the exploration of all ramifications of any investment decision, rather than aiming for a consensus to be reached. Instead, any voting member of the AMA IC can sponsor a trade idea, preparing a detailed investment thesis to support the view. An investment thesis has to define the investment rationale based on valuation and market behavioral influences, the time scale for it being realized, the transaction costs and the potential milestones the Advisor would expect to evaluate whether or not the view is correct. The sponsor is then responsible for convincing another member of the AMA IC to support the idea as co-sponsor.

Bottom up selection across active equity and fixed income markets can be utilized as part of the asset allocation process at the asset class level. With respect to specific equity securities for inclusion in the Fund’s equity asset classes, the Advisor may utilize fundamental valuation, quantitative and growth-oriented strategies. The Advisor’s bottom up fixed income security selection strategy combines judgments about the absolute value of the fixed income universe and the relative value of issuer sectors, maturity intervals, security durations, credit qualities and coupon segments, as well as specific circumstances facing the issuers of fixed income securities.

The Advisor uses both fundamental valuation and market behavior analysis to make the two-pronged determination of risk budget and risk allocation. The Advisor works closely with the Risk Management team, members of which attend the AMA IC meetings, to determine the appropriate amount of risk capital to allocate to the underlying trade ideas given the strategy’s risk budget and objectives, prevailing investment opportunities, and other strategy exposures. To assist in this process the Risk Management team performs scenario and correlation analysis to better understand the risk and diversification of the overall strategy, and attempts to ensure that unintended factor exposures are identified, managed and monitored.

Performance

Risk/return bar chart and table

The performance information that follows shows the Fund’s performance information in a bar chart and an average annual total returns table. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance year to year and by showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. The table also shows the 60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD) and FTSE World Government Bond Index (Hedged in USD),

which are additional indices with characteristics relevant to the Fund. Indices reflect no deduction for fees, expenses or taxes, except for the MSCI All Country World Index (net) which reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for the other class will vary from the Class P shares’ after-tax returns shown.

Total return (Class P)

Total return January 1 - September 30, 2026: 7.40% Best quarter during calendar years shown—4Q 2020: 13.57% Worst quarter during calendar years shown—1Q 2020: (14.97)%
Average annual total returns (figures reflect sales charges) (for the periods ended December 31, 2025)
Class (inception date)	1 year	5 years	10 years
Class A (6/30/97) Return before taxes	12.22%	3.55%	5.77%
Class P (8/31/92) Return before taxes	19.03	5.00	6.63
Return after taxes on distributions	18.10	3.21	5.32
Return after taxes on distributions and sale of fund shares	11.33	3.29	4.87
MSCI All Country World Index (net)	22.34	11.19	11.72
FTSE World Government Bond Index (Hedged in USD)	3.79	(0.76)	1.80
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	14.68	6.42	7.90